SHARE CAPITAL AND RESERVES (Details 3)	12 Months Ended
	Nov. 30, 2020 shares $ / shares	Nov. 30, 2020 shares $ / shares	Nov. 30, 2019 shares $ / shares	Nov. 30, 2019 shares $ / shares	Nov. 30, 2018 shares $ / shares	Nov. 30, 2018 shares $ / shares
Numberofshareoptions [Abstract]
Balance | shares	461,500	461,500	117,000	117,000	220,000	220,000
Cancelled - Plan of Arrangement | shares			(117,000)	(117,000)	(220,000)	(220,000)
Granted | shares	550,000	550,000	461,500	461,500	117,000	117,000
Exercised | shares	(53,505)	(53,505)
Balance | shares	957,995	957,995	461,500	461,500	117,000	117,000
Weightedaverageexerciseprice [Abstract]
Balance | $ / shares		$ 3.39		$ 17.24		$ 3.75
Cancelled - Plan of Arrangement | $ / shares			$ 17.24		$ 3.75
Granted | $ / shares	$ 3.31		$ 3.31		$ 17.24
Exercised | $ / shares		3.31
Balance | $ / shares		$ 3.31		$ 3.39		$ 17.24